Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000237262 [Member]
Shareholder Report [Line Items]
Fund Name	Arena Strategic Income Fund
Class Name	Class I
Trading Symbol	ACSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/arenaCapital/. You can also request this information by contacting us at (877) 770-7760.
Additional Information Phone Number	(877) 770-7760
Additional Information Website	https://funddocs.filepoint.com/arenaCapital/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal annual period ended October 31, 2025, the Arena Strategic Income Fund (the “Fund”) returned +7.64% (At NAV Return Before Taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, returned +6.16%, while the Fund’s secondary benchmark, the Bloomberg Barclays U.S. High Yield 1-5 Year Cash Pay 2% Index, returned +7.67%.
The fund’s income advantage was largely responsible for the outperformance versus the primary benchmark.  Duration was a hindrance versus both benchmarks, given Arena’s shorter duration stance versus the indices, and a rally in rates over the course of the year. Overall, credit selection was a modest headwind as a result of a few tariff related credits.  Sector outperformers included Cable/Satellite and Healthcare, while sector laggards included Retailers, Automotive and Airlines.
We view market conditions continuing to be generally a yield capture environment. High yield credit spreads are on the tighter end historically, although on a credit quality adjusted basis they are still well off the historical tights.
Portfolio-wise, we continue to reduce leveraged loan exposures with an eye that a change in Federal Reserve leadership in 2026 could result in more significant interest rate cuts than currently priced into the market. As of quarter-end, the market is pricing in ~4.2 future 25bps interest rate cuts in the Federal Funds rate through year-end 2026, slightly below the ~5.4 cuts priced in at the end ofthe second quarter of 2025, which incorporated the 25bps September 2025 Federal Funds rate cut. This slightly lowers market expectations for cumulative Federal Reserve interest rate cuts. If market expectations for future Federal Reserve interest rate cuts were to notably increase, that may lead to lower leveraged loan prices adjusting for lower forward-looking yield. With the loan yield pickup vs. high yield not as significant as in recent years, this allocation to continue to reduce leveraged loan exposure seems prudent in a potential cost vs. benefit trade-off, should that scenario develop. As a result, our bond exposure has shifted a bit higher.
Arena will continue to assess the ever-changing market environment and stands ready to capitalize on market volatility to identify any idiosyncratic opportunities to continue to add alpha for our investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	7.64%	11.54%
Bloomberg U.S. Aggregate Bond Index[2]	6.16%	4.76%
Bloomberg U.S. Corporate High Yield Index	8.16%	10.23%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index	7.67%	9.44%
[1]	Class I shares commenced operations on December 30, 2022.
[2]
The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.

Performance Inception Date	Dec. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.
Net Assets	$ 53,009,746
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 43,787
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$53,009,746
Total number of portfolio holdings	116
Total advisory fees paid (net)	$43,787
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.4%
CITGO Petroleum Corp., 8.375%, 1/15/2029	1.9%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.8%
Likewize Corp., 10.350%, 8/15/2029	1.8%
PG&E Corp., 4.250%, 12/1/2027	1.8%
Directv Financing LLC, 8.875%, 2/1/2030	1.7%
SGUS LLC, 11.000%, 12/15/2029	1.6%
CommScope LLC, 9.500%, 12/15/2031	1.6%
AP Core Holdings II LLC, 10.945%, 9/1/2027	1.6%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/2029	1.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.4%
CITGO Petroleum Corp., 8.375%, 1/15/2029	1.9%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.8%
Likewize Corp., 10.350%, 8/15/2029	1.8%
PG&E Corp., 4.250%, 12/1/2027	1.8%
Directv Financing LLC, 8.875%, 2/1/2030	1.7%
SGUS LLC, 11.000%, 12/15/2029	1.6%
CommScope LLC, 9.500%, 12/15/2031	1.6%
AP Core Holdings II LLC, 10.945%, 9/1/2027	1.6%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/2029	1.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.